Share-based payments - Summary of Status and Movements in RSUs and PSUs (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted Shares Without Performance Criteria [member]
Disclosure Of Other Equity Instruments [Line Items]
At January 1, (in shares)	341,198	248,013
Granted (in shares)	214,859	187,366
Redeemed (in shares)	(181,491)	(69,968)
Forfeited (in shares)	(41,447)	(24,213)
At December 31, (in shares)	333,119	341,198
Restricted Shares With Performance Criteria [member]
Disclosure Of Other Equity Instruments [Line Items]
At January 1, (in shares)	0
Granted (in shares)	167,976	0
Forfeited (in shares)	(15,049)
At December 31, (in shares)	152,927	0
Performance share unit [member]
Disclosure Of Other Equity Instruments [Line Items]
At January 1, (in shares)	381,293	286,188
Granted (in shares)	261,522	113,938
Expired (in shares)	(118,605)	0
Forfeited (in shares)	(39,311)	(18,833)
At December 31, (in shares)	484,899	381,293